UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 150.1%
Alabama - 1.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$760,000	$895,234
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,566,617

Total Alabama				2,461,851

Alaska - 3.0%
Alaska State Housing Finance Corp. Revenue	5.000%	6/1/32	2,000,000	2,393,340	(a)
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,403,872

Total Alaska				4,797,212

Arizona - 1.7%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	275,000	304,906	(b)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,388,520

Total Arizona				2,693,426

California - 21.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	578,020
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	1.880%	4/1/24	2,500,000	2,547,900	(c)(d)
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	500,000	535,320
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,502,650	(b)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,073,730	(b)(e)
California State, GO:
Various Purpose	4.000%	11/1/37	250,000	270,793	(a)
Various Purpose	5.000%	4/1/43	4,000,000	4,604,360
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI	5.000%	11/15/28	1,500,000	1,540,275
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	1,000,000	1,193,380
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,885,200
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/35	1,000,000	1,212,570
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/47	1,000,000	1,178,430
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,086,540
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,622,975
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,899,640
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	877,357
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	537,795
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	295,453
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	112,480
Senior Lien	5.750%	6/1/48	200,000	223,852

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	$2,000,000	$2,276,060
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,740,175	(f)

Total California				34,794,955

Colorado - 6.9%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	525,590
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	765,862
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	221,528
Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,810,590
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	160,000	165,141
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,701,680

Total Colorado				11,190,391

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	200,000	202,878

Florida - 9.5%
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	100,000	102,139	(b)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	160,000	169,142	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	200,000	195,216	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	827,912
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	578,785	(a)(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	3,000,000	3,478,440
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,515,412
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,666,348
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	401,818
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,228,810
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	276,513
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,220,060	(f)
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	508,090	(b)
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	1,000,000	1,154,380

Total Florida				15,323,065

Illinois - 10.7%
Chicago, IL, GO	5.000%	1/1/25	1,000,000	1,105,590
Chicago, IL, GO	5.500%	1/1/34	950,000	1,025,202
Chicago, IL, GO	5.500%	1/1/37	60,000	64,360
Chicago, IL, GO	6.000%	1/1/38	500,000	577,125
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,114,030
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	2,200,000	2,496,406	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/41	$250,000	$285,770
Senior Lien	5.000%	1/1/47	500,000	571,575
Senior Lien	5.000%	1/1/52	500,000	568,985
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL	5.250%	12/1/18	1,000,000	1,041,330
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	750,000	835,612
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	889,760
Second Lien Project	5.000%	11/1/39	500,000	550,395
Illinois State Health Facilities Authority Revenue, South Suburban Hospital Project	7.000%	2/15/18	90,000	92,443	(g)
Illinois State Toll Highway Authority Revenue	5.000%	12/1/31	1,500,000	1,757,910
Illinois State, GO	5.000%	2/1/28	760,000	840,378
Illinois State, GO	5.000%	2/1/29	440,000	481,039
Illinois State, GO	5.000%	1/1/33	500,000	528,170
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.200%	6/15/50	970,000	985,180
McCormick Project, State Appropriations	5.250%	6/15/50	215,000	218,642
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	900,000	125,658
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,132,910

Total Illinois				17,288,470

Indiana - 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,017,390
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,247,160

Total Indiana				3,264,550

Louisiana - 1.5%
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/34	2,080,000	2,411,094

Maryland - 0.7%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,072,210

Massachusetts - 2.3%
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,040,469
Partners Healthcare System	5.000%	7/1/47	1,000,000	1,138,970
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	220,682
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,171

Total Massachusetts				3,756,292

Michigan - 4.3%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	450,587
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	150,000	171,963
Senior Lien	5.000%	7/1/46	1,300,000	1,464,671
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	287,645

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	$450,000	$456,583	(b)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	414,829
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	407,672
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,068,260	(f)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,223,773	(e)

Total Michigan				6,945,983

Missouri - 1.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,079,900	(f)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	300,000	301,509	(b)

Total Missouri				2,381,409

New Jersey - 12.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	273,168
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	533,825
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,192,480	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,120,470	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	535,360
School Facilities Construction, (SIFMA Municipal Swap Index Yield + 1.600% )	2.380%	3/1/28	2,500,000	2,349,750	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology	5.000%	7/1/42	3,000,000	3,424,650
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	100,000	116,380
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	300,000	338,982
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations	5.000%	6/15/38	6,000,000	6,314,040
New Jersey State Turnpike Authority Revenue (SIFMA Municipal Swap Index Yield + 0.680% )	1.470%	1/1/18	2,500,000	2,500,650	(c)(d)

Total New Jersey				19,699,755

New York - 24.2%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,126,310	(f)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	850,000	995,724
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	3,330,000	3,763,899
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	584,915
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,118,410
MTA, NY, Revenue, Transportation	5.000%	11/15/25	1,000,000	1,152,220
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	67,436	11,464
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,364,100

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	$3,365,000	$4,375,846
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,297,920
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,065,600
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	533,424	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,326,320
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,712,200
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	2,000,000	2,143,940	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	2,250,000	2,482,492	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	400,000	440,048	(e)
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	430,000	431,140
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	4,750,000	5,275,920

Total New York				39,201,892

North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,638,550
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	750,000	832,298
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	117,843

Total North Carolina				6,588,691

Ohio - 2.8%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,595,581

Oklahoma - 1.5%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,227,660	(f)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	175,000	170,158

Total Oklahoma				2,397,818

Oregon - 1.1%
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	613,570
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	600,000	681,228
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	475,000	505,191

Total Oregon				1,799,989

Pennsylvania - 7.2%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	85,000	88,292
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,787,563
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	846,308

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	$250,000	$258,480
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	528,630
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,243,040	(e)
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,117,000
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	232,226
Philadelphia School District Project, AGM	5.000%	6/1/33	500,000	575,335

Total Pennsylvania				11,676,874

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	230,188	(a)

Tennessee - 5.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,234,279
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,849,283
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,025,000	2,250,686

Total Tennessee				8,334,248

Texas - 14.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	250,000	288,962
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,721,350	(f)
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,411,378	(f)
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	2,905,000	3,415,612
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, 0.000% til 10/1/23; 5.500%	5.500%	10/1/36	2,000,000	1,902,840
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,554,219
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,092,890	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	40,000	46,569	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	40,000	46,221	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	40,000	46,118	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	868,096
NCCD-College Station Properties LLC	5.000%	7/1/47	1,000,000	1,081,170
North Texas Tollway Authority Revenue	5.000%	1/1/39	250,000	289,150
North Texas Tollway Authority Revenue	5.000%	1/1/40	600,000	676,170
North Texas Tollway Authority Revenue	5.000%	1/1/45	600,000	676,626
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	2,195,000	2,229,569	(f)
System-First Tier	5.750%	1/1/40	305,000	309,493
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	170,000	186,478

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	$460,000	$511,865	(e)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	306,360	(b)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	50,104

Total Texas				22,711,240

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	670,000	504,175
Matching Fund Loan	6.000%	10/1/39	420,000	301,350

Total U.S. Virgin Islands				805,525

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	278,245

Virginia - 0.8%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	300,000	342,435	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	500,000	568,250	(e)
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	400,000	434,364	(e)

Total Virginia				1,345,049

Washington - 3.8%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,805,838
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,193,890
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	102,760	(b)
Heron’s Key	6.750%	7/1/35	100,000	102,609	(b)

Total Washington				6,205,097

Wisconsin - 5.1%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,295,000	(e)
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	150,000	140,445	(b)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	400,000	457,576	(b)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,391,020

Total Wisconsin				8,284,041

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,852,857)				242,738,019

SHORT-TERM INVESTMENTS - 3.0%
California - 0.2%
Metropolitan Water District of Southern California Revenue, Special	0.710%	7/1/35	300,000	300,000	(h)(i)

Florida - 0.6%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.790%	1/15/27	1,000,000	1,000,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.7%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.790%	7/1/46	$800,000	$800,000	(h)(i)
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.790%	7/1/27	400,000	400,000	(h)(i)

Total Massachusetts				1,200,000

New York - 0.7%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.920%	11/1/26	725,000	725,000	(h)(i)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.920%	11/1/22	235,000	235,000	(h)(i)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	0.770%	5/1/49	100,000	100,000	(h)(i)

Total New York				1,060,000

Washington - 0.8%
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	0.790%	10/1/29	1,325,000	1,325,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,885,000)				4,885,000

TOTAL INVESTMENTS - 153.1% (Cost - $229,737,857)				247,623,019

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.4)%				(18,500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (41.1)%				(66,500,000)
Liabilities in Excess of Other Assets - (0.6)%				(903,956)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$161,719,063

(a)	Security is purchased on a when-issued basis.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$242,738,019	—	$242,738,019
Short-Term Investments†	—	4,885,000	—	4,885,000

Total Investments	—	$247,623,019	—	$247,623,019

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017